PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Oil and Gas Properties and Land
Property, plant and equipment
Property, plant and equipment, additions	$ 22.5	$ 857.1